Schedule of Reconciliation of digital assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Crypto Asset, Holding [Line Items]
Digital assets fair value, Beginning balance	$ 441,791,316
Digital assets fair value, Ending balance	313,378,000	441,791,316
Digital Assets [Member]
Crypto Asset, Holding [Line Items]
Purchase of digital assets	35,953,000	983,296,700
Sale of digital assets	(6,861,000)	(462,036,316)
Net realized loss on sale of digital assets	(2,676,000)	(54,463,684)
Net unrealized loss on digital assets	$ (154,829,000)	$ (25,005,384)